Leases (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2024	$ 40,613	¥ 287,651
2025
2026
2027
2028
Total lease payments	40,613	287,651
Less: Interest	1,149	8,141
Present value of lease liabilities	$ 39,464	¥ 279,510	$ 400,000	¥ 2,700,000